Document and Entity Information	Aug. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2026
Entity File Number	001-42200
Entity Registrant Name	FERGUSON ENTERPRISES INC.
Entity Central Index Key	0002011641
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-4304133
Entity Address, Address Line One	751 Lakefront Commons
Entity Address, City or Town	Newport News
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23606
City Area Code	757
Local Phone Number	874-7795
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FERG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false